UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                New York, N.Y.             August 13, 2012
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        68
                                           -----------

Form 13F Information Table Entry Value:    $4,236,374
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 06-30-12

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COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
--------------                                   -----      -------   -------   ---  ----  ---------- --------   ----   ------  ----
 1 Acadia Pharmaceuticals Inc.      COM          004225108     9,234   5,246,312 SH        SOLE                5,246,312
 2 Aegerion Pharmaceuticals         COM          00767E102     9,119     614,485 SH        SOLE                  614,485
 3 Alere                            COM          01449J105     3,402     175,000 SH        SOLE                  175,000
 4 Amicus Therapeutics              COM          03152W109     4,208     765,072 SH        SOLE                  765,072
 5 Anacor Pharmaceuticals           COM          32420101      3,687     568,130 SH        SOLE                  568,130
 6 Anthera Pharmaceuticals          COM          03674U102       810   1,198,339 SH        SOLE                1,198,339
 7 Aradigm Corp.                    COM          038505301        12     100,000 SH        SOLE                  100,000
 8 Ariad Pharmaceuticals Inc.       COM          04033A100   100,186   5,821,411 SH        SOLE                5,821,411
 9 Arqule Inc.                      COM          04269E107       511      86,167 SH        SOLE                   86,167
10 Array Biopharma Inc.             COM          04269X105     3,470   1,000,000 SH        SOLE                1,000,000
11 Auxilium                         COM          05334D107   168,182   6,254,457 SH        SOLE                6,254,457
12 Avanir Pharmaceuticals           COM          05348P401     1,960     500,000 SH        SOLE                  500,000
13 Aveo Pharmaceuticals             COM          053588109     2,079     171,000 SH        SOLE                  171,000
14 Biocryst Pharmaceuticals Inc.    COM          09058V103    22,088   5,563,615 SH        SOLE                5,563,615
15 Biodel Inc.                      COM          09064M204     1,393     540,000 SH        SOLE                  540,000
16 BioDelivery Sciences Intl. Inc.  COM          09060J106    11,626   2,595,044 SH        SOLE                2,595,044
17 Biomarin Pharmaceuticals         COM          09061G101     7,933     200,432 SH        SOLE                  200,432
18 Cerus                            COM          157085101     4,203   1,266,114 SH        SOLE                1,266,114
19 Chelsea Therapeutics             COM          163428105     4,495   3,037,402 SH        SOLE                3,037,402
20 Chemocentryx Inc.                COM          16383L106       750      50,000 SH        SOLE                   50,000
21 Clovis Oncology                  COM          189464100    25,387   1,170,991 SH        SOLE                1,170,991
22 Cyclacel Pharmaceuticals Pfd.
   Conv. Ex 6%                      PFD CONV EX  23254L207        52      20,979 SH        SOLE                   20,979
23 Cubist Pharmaceuticals Inc.      COM          229678107       190       5,000 SH        SOLE                    5,000
24 Cumberland Pharmaceuticals       COM          230770109       153      23,627 SH        SOLE                   23,627
25 Derma Sciences                   COM          249827502    11,508   1,208,857 SH        SOLE                1,208,857
26 Discovery Laboratories Inc.      COM          254668403     2,378   1,025,000 SH        SOLE                1,025,000
27 Exelixis Inc.                    COM          30161Q104    10,996   1,988,483 SH        SOLE                1,988,483
28 Genomic Health Inc.              COM          37244C101   374,200  11,203,588 SH        SOLE               11,203,588
29 Gilead Sciences Inc.             COM          375558103    37,963     740,300 SH        SOLE                  740,300
30 Halozyme Therapeutics Inc.       COM          40637H109    11,866   1,339,245 SH        SOLE                1,339,245
31 Idera Pharmaceuticals Inc.       COM          45168K108       306     288,252 SH        SOLE                  288,252
32 Incyte Corp.                     COM          45337C102   336,200  14,810,559 SH        SOLE               14,810,559
33 Infinity Pharmaceuticals Inc.    COM          45665303      1,872     138,070 SH        SOLE                  138,070
34 Ligand Pharmaceuticals Inc.      CLASS B      53220K207     1,243      73,400 SH        SOLE                   73,400
35 Medivation Inc.                  COM          58501N101    44,171     483,273 SH        SOLE                  483,273
36 Onyx                             COM          683399109    14,256     214,543 SH        SOLE                  214,543
37 Pharmacyclics Inc.               COM          716933106   624,976  11,444,360 SH        SOLE               11,444,360
38 QLT, Inc.                        COM          746927102     2,683     352,130 SH        SOLE                  352,130
39 Raptor Pharmaceuticals           COM          75382F106       558     100,000 SH        SOLE                  100,000
40 Repros Therapeutics              COM          76028H209     3,493     384,669 SH        SOLE                  384,669
41 Rigel Pharmaceuticals            COM          766559603       920      98,919 SH        SOLE                   98,919
42 Seattle Genetics Inc.            COM          812578102   490,609  19,322,947 SH        SOLE               19,322,947
43 Sequenom Inc.                    COM          817337405     2,387     587,850 SH        SOLE                  587,850
44 Spectrum                         COM          84763A108    38,900   2,500,010 SH        SOLE                2,500,010
45 Synageva Biopharma Corp.         COM          87159A103   303,287   7,477,464 SH        SOLE                7,477,464
46 Synergy Pharmaceuticals          COM          871639308     5,273   1,110,000 SH        SOLE                1,110,000
47 Synta Pharmaceuticals            COM          87162T206     1,709     312,471 SH        SOLE                  312,471
48 Targacept Inc.                   COM          87611R306     1,748     406,532 SH        SOLE                  406,532
49 Threshold Pharma                 COM          885807107    16,576   2,240,048 SH        SOLE                2,240,048
50 Tranzyme                         COM          89413J102    14,453   3,843,941 SH        SOLE                3,843,941
51 Ventrus Biosciences, Inc.        COM          922822101     2,053     480,696 SH        SOLE                  480,696
52 Vertex Pharmaceuticals, Inc.     COM          92532F100    45,340     810,794 SH        SOLE                  810,794
53 Viropharma Inc.                  COM          928241108   268,660  11,335,878 SH        SOLE               11,335,878
54 Xenoport                         COM          98411C100     4,887     809,112 SH        SOLE                  809,112
55 Xoma Corp.                       COM          98419J107    46,345  15,551,915 SH        SOLE               15,551,915
56 YM Biosciences                   COM          984238105    11,753   5,905,791 SH        SOLE                5,905,791
57 Ziopharm Oncology Inc.           COM          98973P101     2,380     400,000 SH        SOLE                  400,000
58 Alere Inc. Conv. Notes 3%
   5/15/16                          CONV BONDS   01449JAA3     4,030   4,482,000 PRN       SOLE                4,482,000
59 Biomarin Pharmaceuticals Notes
   1.875% 4/23/2017                 CONV BONDS   09061GAD3    46,726  22,898,000 PRN       SOLE               22,898,000
60 Gilead 1.625% 5/1/16             CONV BONDS   375558AP8    27,910  21,500,000 PRN       SOLE               21,500,000
61 Incyte Genomics  Notes 4.75%
   10/1/2015                        CONV BONDS   45337CAH5   417,073 157,758,000 PRN       SOLE              157,758,000
62 Intermune Inc Notes 2.5% 9/15/18 CONV BONDS   45884XAE3    17,093  21,500,000 PRN       SOLE               21,500,000
63 Intermune Inc Notes 5% 3/1/15    CONV BONDS   45884XAD5    36,463  33,860,000 PRN       SOLE               33,860,000
64 Medivation 2.625% 4/1/17         CONV BONDS   58501NAA9    29,247  24,500,000 PRN       SOLE               24,500,000
65 Salix 5.5% 8/15/28               CONV BONDS   795435AB2   132,584  22,250,000 PRN       SOLE               22,250,000
66 Salix 2.75% 5/15/15              CONV BONDS   795435AC0   150,101 110,572,000 PRN       SOLE              110,572,000
67 Salix 144A 1.5% 3/15/19          CONV BONDS   795435AD8   237,818 222,000,000 PRN       SOLE              222,000,000
68 Vertex Pharmaceuticals Notes
   3.35% 10/1/15                    CONV BONDS   92532FAN0    16,250  12,500,000 PRN       SOLE               12,500,000


                                                          ----------
                                                           4,236,374
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